Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CHRM
Entity Registrant Name	CHARM COMMUNICATIONS INC.
Entity Central Index Key	0001485487
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	15,466,176
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,500,000

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 139,406	$ 123,320
Notes receivable	28,880	15,323
Prepaid expenses	106,393	63,680
Deposits	25,730	28,409
Accounts receivable, net of allowance for doubtful accounts of nil and US$658 as of December 31, 2010 and 2011	103,920	49,746
Amounts due from related parties	3,494	2,485
Deferred tax assets	125
Other current assets	2,139	1,587
Total current assets	410,087	284,550
Fixed assets, net	4,344	2,082
Intangible assets, net	3,397
Longterm investments	1,445
Goodwill	4,335
Other non-current assets	1,009
Total non-current assets	14,530	2,082
TOTAL ASSETS	424,617	286,632
Current Liabilities:
Accounts payable (of which US$9,012 and US$687 as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	63,141	19,341
Amounts due to related parties (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	4,460	4,701
Advances from customers (of which US$3,083 and US$12,028 as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	85,720	57,970
Accrued expenses and other current liabilities (of which US$14,843 and US$4,411 as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	22,876	18,516
Dividends payable (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)		5,829
Consideration payable (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	2,813
Total current liabilities	179,010	106,357
Consideration payable (of which nil and nil as of December 31, 2010 and December 31, 2011 of the consolidated VIE without recourse to the Company, respectively)	2,476
Total non-current liabilities	2,476
Total liabilities	181,486	106,357
Commitments (Note 19)
Redeemable non-controlling interest	4,723
Charm Communications Inc.'s equity
Ordinary shares (US$0.0001 par value per share; 205,000,000 and 207,000,000 shares authorized; 78,260,102 and 77,966,176 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	8	8
Additional paid-in capital	116,637	115,288
Retained earnings	105,930	59,783
Accumulated other comprehensive income	13,384	4,319
Total Charm Communications Inc. shareholders' equity	235,959	179,398
Non-controlling interest	2,449	877
Total equity	238,408	180,275
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND EQUITY	$ 424,617	$ 286,632

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 658
Accounts payable	63,141	19,341
Amounts due to related parties	4,460	4,701
Advances from customers	85,720	57,970
Accrued expenses and other current liabilities	22,876	18,516
Dividends payable		5,829
Consideration payable	2,813
Consideration payable	2,476
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	205,000,000
Ordinary shares, shares issued	77,966,176	78,260,102
Ordinary shares, shares outstanding	77,966,176	78,260,102
Variable Interest Entity, Primary Beneficiary
Accounts payable	687	9,012
Advances from customers	12,028	3,083
Accrued expenses and other current liabilities	$ 4,411	$ 14,843

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Revenues	$ 280,138	$ 192,401	$ 106,042
Cost of revenues
Cost of revenues	195,630	123,806	72,163
Gross profit	84,508	68,595	33,879
Operating expenses
Selling and marketing expenses	27,119	20,314	10,979
General and administrative expenses	9,704	6,748	5,560
Total operating expenses	36,823	27,062	16,539
Equity in earnings of equity method investments	2
Operating profit	47,687	41,533	17,340
Interest income	2,497	1,255	575
Interest expense		(488)
Impairment on cost method investments		(1,810)	(1,940)
Other income			44
Income before income tax expense	50,184	40,490	16,019
Income tax expense	2,158	1,998	752
Net income	48,026	38,492	15,267
Net income attributable to non-controlling interest	(1,572)	(525)
Net income attributable to redeemable non-controlling interest	(307)
Net income attributable to Charm Communications Inc.	46,147	37,967	15,267
Accretion of Series A convertible redeemable preferred shares		(1,215)	(7,800)
Net income attributable to Charm's ordinary shareholders	46,147	36,752	7,467
Net income per share:
Basic	$ 0.59	$ 0.51	$ 0.07
Diluted	$ 0.56	$ 0.49	$ 0.07
Shares used in computation of net income per share:
Basic	78,266,839	70,483,686	50,000,000
Diluted	82,113,765	73,475,901	52,011,348
Media investment management
Revenues
Revenues	238,837	162,623	87,275
Cost of revenues
Cost of revenues	187,878	118,224	68,538
Advertising agency
Revenues
Revenues	34,285	24,776	15,301
Cost of revenues
Cost of revenues	3,737	2,867	2,057
Branding and identity services
Revenues
Revenues	7,016	5,002	3,466
Cost of revenues
Cost of revenues	$ 4,015	$ 2,715	$ 1,568

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total	Comprehensive income	Ordinary Shares	Additional paid-In capital	Retained earnings	Accumulated other comprehensive income	Total Charm Communications Inc.'s shareholders' equity	Non-controlling interest
Beginning Balance at Dec. 31, 2008	$ 11,399		$ 5	$ (4,258)	$ 15,564	$ 88	$ 11,399
Beginning Balance (in shares) at Dec. 31, 2008			50,000,000
Cumulative translation adjustment	(23)	(23)				(23)	(23)
Net income	15,267	15,267			15,267		15,267
Comprehensive income		15,244
Accretion of Series A convertible redeemable preferred shares	(7,800)				(7,800)		(7,800)
Share-based compensation	2,284			2,284			2,284
Ending Balance at Dec. 31, 2009	21,127		5	(1,974)	23,031	65	21,127
Beginning Balance (in shares) at Dec. 31, 2009			50,000,000
Cumulative translation adjustment	4,254	4,254				4,254	4,254
Net income	38,492	38,492			37,967		37,967	525
Addition of non-controlling interest	352							352
Issue ordinary share to Aegis (in shares)			12,390,000
Issue ordinary share to Aegis	49,278		1	49,277			49,278
Comprehensive income		42,746
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355 (in shares)			15,625,000
Issue of ordinary shares at Initial Public Offering, net of offering cost of US$3,355	65,247		2	65,245			65,247
Accretion of Series A convertible redeemable preferred shares	(1,215)				(1,215)		(1,215)
Conversion of Series A convertible redeemable preferred shares (in shares)			5,000,000
Conversion of Series A convertible redeemable preferred shares	19,428		1	19,427			19,428
Share-based compensation	2,499			2,499			2,499
Exercise of options (in shares)			135,102
Exercise of options	374			374			374
Repurchase of ordinary shares (in shares)			(4,890,000)
Repurchase of ordinary shares	(19,561)		(1)	(19,560)			(19,561)
Ending Balance at Dec. 31, 2010	180,275		8	115,288	59,783	4,319	179,398	877
Ending Balance (in shares) at Dec. 31, 2010			78,260,102
Cumulative translation adjustment	9,065	9,065				9,065	9,065
Net income	47,719	47,719			46,147		46,147	1,572
Net income attributable to redeemable non-controlling interest	(307)	307
Comprehensive income		57,091
Share-based compensation	3,069			3,069			3,069
Exercise of options (in shares)			138,724
Exercise of options	186			186			186
Repurchase of ordinary shares (in shares)			(432,650)
Repurchase of ordinary shares	(1,906)			(1,906)			(1,906)
Ending Balance at Dec. 31, 2011	$ 238,408		$ 8	$ 116,637	$ 105,930	$ 13,384	$ 235,959	$ 2,449
Ending Balance (in shares) at Dec. 31, 2011			77,966,176

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Issue of ordinary shares at Initial Public Offering, offering cost	$ 3,355

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 48,026	$ 38,492	$ 15,267
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	659	537	304
Amortization of intangible assets	665
Allowance for doubtful accounts	937	990	1,223
Impairment on cost method investments		1,810	1,940
Share-based compensation	3,069	2,499	2,284
Deferred tax assets	125
Non-monetary revenue transactions	(96)	(319)	(291)
Loss on disposals of fixed assets	473
Changes in operating assets and liabilities:
Accounts and notes receivables	(60,388)	(20,181)	2,506
Prepaid expenses, deposits and other current assets	(34,696)	(38,654)	(16,364)
Amounts due from related parties	(865)	(2,423)
Accounts payable	39,977	8,275	(10,714)
Advances from customers	24,334	25,620	1,940
Accrued expenses and other current liabilities	2,342	7,252	2,664
Amounts due to related parties	(424)	(457)	(9)
Net cash provided by operating activities	24,138	23,441	750
Cash flows from investing activities:
Acquisition of fixed assets	(3,220)	(919)	(485)
Investment in equity method entities	(1,210)
Acquisition of ClickPro (net of cash acquired of US$373)	(1,111)
Proceeds from disposal of Zhizhonghe, a cost method investment (Note 8)	77
Proceeds from acquisition of Posterscope and Vizeum (net of cash acquired of US$4,114)		3,586
Net cash provided by (used in) investing activities	(5,464)	2,667	(485)
Cash flows from financing activities:
Distributions paid to shareholder	(5,829)	(14,455)	(6,308)
Proceeds from option exercise	186	374
Repurchase of ordinary shares	(1,906)
Series A preferred share redemption		(41,363)
Proceeds from issuance of ordinary shares to Aegis Media, net of issuance cost of US$350		49,278
Payments of shareholder loan		(19,560)
Proceeds from Initial Public Offering		69,023
Payments of IPO expenses		(3,244)
Net cash provided by (used in) financing activities	(7,549)	40,053	(6,308)
Effect of exchange rates on cash and cash equivalents	4,961	2,422	(43)
Net decrease (increase) in cash and cash equivalents	16,086	68,583	(6,086)
Cash and cash equivalents at the beginning of the year	123,320	54,737	60,823
Cash and cash equivalents at the end of the year	139,406	123,320	54,737
Supplementary disclosure of cash flow information
Income taxes paid	1,543	364	691
Interest expense paid		488
Supplementary schedule of non-cash activities
Conversion of preferred shares to common shares upon IPO		19,428
Issuance of shareholder loan to acquire common shares		19,560
Accrued offering cost		$ 532

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisition, cash acquired	$ 373
Proceeds from acquisition of Posterscope and Vizuem, cash acquired		4,114
Proceeds from issuance of ordinary shares to Aegis, issuance cost		$ 350

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Charm Communications Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on January 25, 2008. The Company, together with its variable interest entities (“VIEs”) and subsidiaries (collectively the “Group”), is an integrated advertising agency in the People’s Republic of China (the “PRC”). For management purposes, the Group is currently organized into three operating segments—media investment management, advertising agency, and branding and identity services. The Group’s principal geographic market is in the PRC.

As of December 31, 2011, the Company’s subsidiaries and the Group’s variable interest entities included the following entities:

Companies	Place of Incorporation	Later of Establishment Or Acquisition	Percentage of Legal Ownership

Subsidiaries:

Movie-Forward Ltd. (“Movie”)	BVI	June 2007	100%
Media Port Holding Limited (“Media Port”)	BVI	November 2009	100%
Media Talent International Limited (“Talent”)	BVI	May 2010	100%
Best Ranking Limited (“Best”)	BVI	October 2011	100%
CharmClick Inc. (“Click”)	Cayman	July 2011	60%
Charm Hong Kong Limited (“Charm Hong Kong”)	Hong Kong	April 2008	100%
O’Master Communications (Hong Kong) Ltd. (“O’Master”)	Hong Kong	June 2010	100%
Posterscope (Hong Kong) Ltd. (“Posterscope”)	Hong Kong	January 2010	60%
Charm New Media (Hong Kong) Ltd. (“New”)	Hong Kong	November 2011	100%
Charm Future Media (Hong Kong) Ltd. (“Future”)	Hong Kong	November 2011	100%
Charm Electronic Media (Hong Kong) Ltd. (“Elec”)	Hong Kong	November 2011	100%
Charm Digital Media (Hong Kong) Ltd. (“Digital”)	Hong Kong	November 2011	100%
Neudior Corporation Limited (“Neudior”)	Hong Kong	November 2011	60%
Nanning Jetlong Technology Co., Ltd. (“NJTC”)	PRC	October 2005	100%
Beijing Vizeum Advertising Co., Ltd. (“Vizeum”)	PRC	January 2010	60%
Charm Media Co., Ltd. (“Charm Media”)	PRC	November 2010	100%
Shang Xing Media Co., Ltd. (“Shang Xing”)	PRC	October 2010	100%

VIEs and VIEs owned enterprise:

Shidai Charm Advertising Co., Ltd. (“ShiDai”)	PRC	November 2006	N/A
QingHai Charm Advertising Co., Ltd. (“QingHai”)	PRC	August 2008	N/A
Beijing Charm Culture Co., Ltd (“Charm Culture”)	PRC	November 2010	N/A

Media Port holds 60% ownership of Posterscope, which holds all of the outstanding equity interest in Vizeum.

O’Master is a wholly owned subsidiary of Talent. O’Master holds all of the outstanding equity interest in Charm Media, and Charm Media holds all of the outstanding equity interest in Shang Xing.

Charm Hong Kong holds all of the outstanding equity interest in NJTC. NJTC has entered into a series of contractual arrangements with the VIEs under which it is the primary beneficiary of the VIEs.

NJTC, Charm Media and Shang Xing are wholly foreign owned enterprises (“WFOEs”).

PRC laws and regulations have certain restrictions on foreign ownership of media content and advertising business. To comply with these foreign ownership restrictions, prior to January 1, 2011, the Company conducted its substantive operations in the PRC through VIEs and their subsidiaries. As presented below, NJTC has entered into certain exclusive contractual agreements with the VIEs and the shareholders of these VIEs. Under these agreements, NJTC has the ability to receive substantially all of the expected residual returns of the VIEs and their subsidiaries and also has the power to control the VIEs.

In June 2010, the Company acquired O’Master, which had more than three years’ operating history of an advertising business in Hong Kong, and accordingly it and its subsidiaries are not subject to the restrictions on foreign invested enterprises undertaking a media content and advertising business in the PRC. Starting January 2011 the Company primarily conducts its business through Charm Media and Shang Xing, the wholly owned subsidiaries of O’Master rather than through the VIEs.

Agreements that transfer economic benefits to NJTC

Trademark, Trade Name and Domain Name License Agreements

Under the trademark, trade name and domain name license agreements between NJTC and each of the VIEs, NJTC grants a non-exclusive license to use its trademark, trade name and domain name to the VIEs, in exchange for a quarterly license fee calculated based on each VIE’s profit in the corresponding quarter. NJTC is entitled to adjust the license fees in its sole discretion. The trademark, trade name and domain name license agreements remain in effect until the expiration of the trademark, trade name and domain name.

Exclusive Technology Support Agreements

Under the exclusive technical support agreements between NJTC and each of the VIEs, NJTC will provide technology services and consulting services to the VIEs, in exchange for a quarterly service fee based on a predetermined formula. NJTC is entitled to adjust the service fees in its sole discretion. The term of each exclusive technology support agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for an additional twenty years upon expiration unless NJTC gives prior written notice to the VIEs not to renew the agreements.

Option and Cooperation Agreements

With respect to each VIE, NJTC, the VIE and the nominee shareholders of the VIE, have entered into an option and cooperation agreement. Pursuant to the option and cooperation agreement, NJTC has an exclusive option to purchase, or to designate other persons to purchase, to the extent permitted by applicable PRC laws, rules and regulations, all or part of the equity interest in the VIE from the nominee shareholders. The purchase price for the entire equity interest shall be the minimum price permitted by applicable PRC laws, rules and regulations. Each shareholder of the VIE agreed to pay the purchase price received from NJTC to the VIE after NJTC exercised its option. The term of the option and cooperation agreement is twenty years from the effective date thereof, and the agreement will be automatically renewed for additional twenty years upon expiration until the completion of the transfer of all of the equity interest provided therein.

Equity Pledge Agreements

With respect to each VIE, NJTC, the VIE and the nominee shareholders of the VIE have entered into an equity pledge agreement. Under the equity pledge agreement, the nominee shareholders have pledged their respective equity interests in the VIE to NJTC to secure the obligations of the VIE under its trademark, trade name and domain name license agreement and the exclusive technology support agreement with NJTC. In addition, the nominee shareholders agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interests in the VIE. The VIE covenants that without prior consent of NJTC, it will not distribute any dividends. The equity pledge agreement will expire two years after the VIE has fully performed its obligations under its trademark, trade name and domain name license agreement and the exclusive technical support agreement with NJTC.

Agreements that provide NJTC effective control over VIEs

Voting rights agreements

The nominee shareholders of each VIE have signed a voting rights agreements, pursuant to which the nominee shareholders have granted NJTC, or a person designated by NJTC, the right to exercise all of the voting rights as shareholders of the VIE. The voting rights agreements will remain in effect until all of the equity interests in VIEs have been transferred to NJTC pursuant to the option agreements described above.

These contractual arrangements allow the Company, through its wholly owned subsidiary, NJTC, to effectively control the VIEs, and to derive substantially all of the economic benefits from them. Accordingly, the Company treats them as VIEs and because the Company is the primary beneficiary of the VIEs, the Company has consolidated the financial results of the VIEs since establishment of VIEs.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entities economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. This guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and any significant changes in risk exposure as a result of that involvement.

The Company adopted the new guidance on January 1, 2010. Since the Company, through its subsidiary, has (1) the power to direct the activities of NJTC and the VIEs that most significantly affect their economic performance and (2) the right to receive the benefits from them, the Company consolidated the VIEs under this guidance. As a result, the disclosure requirements of the guidance were retrospectively applied for fiscal year 2009.

The Group believes that NJTC’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company’s ability to control the VIEs also depends on the power of attorney NJTC has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s websites;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIE and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following financial statement balances and amounts of the Company’s VIEs, which were after the intercompany eliminations, were included in the accompanying consolidated financial statements:

		December 31, 2010	December 31, 2011
Total assets		92,853	73,157
Total liabilities		32,768	17,126

	2009	2010	2011
Revenue	103,912	183,608	36,734
Net income (loss)	16,753	39,439	(5,331)

	2009	2010	2011
Net cash provided by (used in) operating activities	15,474	15,544	(21,771)
Net cash used in investing activities	(418)	(661)	(641)
Net cash used in financing activities	(6,308)	(14,455)	(5,829)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs and their wholly owned enterprises. All inter-company transactions and balances have been eliminated on consolidation.

Noncontrolling interest

Effective January 1, 2009, the Company adopted an authoritative pronouncement issued by the Financial Accounting Standards Board (the “FASB”) regarding noncontrolling interests in consolidated financial statements. The pronouncement requires noncontrolling interests to be separately presented as a component of equity in the consolidated financial statements.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use or which have maturities of three months or less when purchased.

Accounts receivable and allowance for doubtful accounts

The Group provides specific provision for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. In evaluating the collectability of individual receivable balances, the Group considers many factors, including the age of the balance, the customer’s historical payment history, the customer’s current credit-worthiness and the current economic trends.

Notes receivable

Notes receivable represent bank drafts which may be drawn upon financial institutions. The Group receives these notes receivable as a form of payment from its customers. These notes are transferable and are generally payable after three to six months.

Prepaid expenses

Prepaid expenses mainly represent the prepaid media costs made to television stations in advance of the airing of an advertisement.

Deposits

Deposits consist of the deposits that are required to bid for advertising slots with China Central Television (“CCTV”). The Group makes these deposits in advance of the bidding. If the bid is successful, the deposit will be used against future purchases of advertising time; if the bid is unsuccessful, the funds are returned.

Deposits also represent amounts paid by the Group to other television stations in order to secure advertising time on the respective television channels.

Other current assets

Other current assets include bank interest receivables, rental deposits, prepaid rent, and staff advances.

Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Computers, software and office equipment Leasehold improvements	3-5 years lesser of lease terms or 5 years, the estimated useful lives of the asset

Intangible assets, net

Intangible assets, which consist of customer base, technology and non-compete agreements are carried at cost less accumulated amortization. Customer base is amortized based on the estimated attrition pattern of the acquired intangible; technology and non-compete agreements is calculated using the straight-line method over their respective expected useful lives as follows:

Customer base	6 years
Technology	3 years
Non-compete agreements	7 years

Long-term investments

Long-term investments consist of equity method investments and cost method investments.

Equity method investments relate to affiliated companies over which the Company has the ability to exercise significant influence, but does not have a controlling interest is accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee of between 20% and 50%, and other factors, such as representation on the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate. The Company’s share of earnings of equity affiliate is included in the accompanying consolidated statements of operations below provision for income taxes.

Cost method investments are investments in an investee over which the Group does not have significant influence. The Group carries the investment at cost and recognizes income as any dividends received from the distribution of the investee’s earnings.

The Company reviews the investment for other-than temporary impairment whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment and recognize the impairment loss if the carrying value exceeds fair value. During the years ended December 31, 2009, 2010 and 2011, impairment charges of US$1,940, US$1,810 and nil were recognized, respectively to cost method investments. The balances of the cost method investments were nil and nil as of December 31, 2010 and December 31, 2011.

Goodwill

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. Goodwill impairment is tested using a two-step approach. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step is not required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of the reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purpose of evaluating goodwill impairment and does not result in an entry to implied fair value of goodwill. Management performed an annual goodwill impairment test as of December 31, 2011, and no impairment loss was required.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable when these events occur. The Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the fair value of the assets.

Advances from customers

Advances from customers represent the customers’ prepayment of advertising costs to the Group. The customers will generally pay the Group a month in advance of their advertisements being aired. The Group will then make a payment to the television stations.

Financial instruments

Financial instruments include long-term investments, equity method investments, cash and cash equivalents, accounts and notes receivable, accounts payable, and amounts due from and to related parties. The carrying value of financial instruments except for long-term investments approximate their fair values, principally because of the short-term maturity of these instruments. Fair value of other long-term investments is not disclosed because the fair value of the investments is not readily determinable.

Fair value measurements

The Company follows the provisions of ASC 820, Fair Value Measurements and Disclosures in determining and disclosing certain fair value measurements. ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I—Observable inputs such as quoted prices in active markets for identical, unrestricted assets, or liabilities.

Level II—Quoted prices for similar assets or liabilities, or inputs other than quoted prices in active markets that are observable, either directly or indirectly.

Level III—Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option-pricing models, discounted cash flows models, and similar techniques.

The Company measures certain assets, including the cost method investments, at fair value on a nonrecurring basis when they are deemed to be other-than-temporarily impaired. The fair values of these investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Revenue recognition

The Group recognizes revenues based on the following revenue recognition principles.

Revenues are recognized when the following four criteria are met: (i) persuasive evidence that an arrangement exists; (ii) delivery of the products or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Group derives revenue from three operating segments. The revenue recognition policies for those segments are as follows:

(1)	Media investment management

Media investment management revenues are derived from the sale of advertising time or other advertising rights owned by the Group. The advertising time or rights are purchased from television networks and as a result the Group has the risk of ownership. Accordingly, the sale of these advertising time or rights is recorded on a gross basis. The revenues for these sales are recognized when the related advertisement time or right is utilized by the client.

(2)	Advertising Agency

Advertising agency revenues are derived from commissions received for assisting advertising clients in obtaining advertisement time on media platforms, primarily television stations. In general, the commission received is based on certain percentage of the cost of the advertising time purchased by the client. In many cases, the client pays the media owner for the advertising resource through the Group. As the Group acts as an agent for the client in such transactions, the revenue from these transactions is recognized on a net basis when the related advertisement resource is utilized by the client.

The Group also receives performance-based sales commissions from the media platforms, equal to certain percentage of the purchase price for qualifying advertising resource purchased and utilized by advertising clients the Group represents. The amount of the additional commissions earned may be subject to adjustment based on various performance factors. Revenue is accrued and recognized when the amounts of the additional commissions are probable and reasonably estimable.

(3)	Branding and Identity Services

Branding and identity service revenues are derived from creative design and production management services for the development of advertisements and marketing consulting services. These revenues are recognized either upon delivery of the completed advertisement or ratably over the marketing consulting service period.

Rebates to customers

The Group provides cash incentives to certain customers based on their media spending volume and performance on the Company’s media investment business, and accounts for it as a reduction of revenue. The Group has estimated and recorded rebates to customers of US$1,378, US$4,938 and US$5,383 for the years ended December 31, 2009, 2010, and 2011, respectively.

Cost of revenues

(1)	Media investment management

Cost of revenues related to media investment management is primarily the cost of advertising time or other advertising rights sold and business taxes. The cost of advertising time or other rights is expensed when the right is utilized by the client or expires unused. The cost of business taxes are expensed as incurred.

(2)	Advertising agency

Cost of revenues related to advertising agency is primarily personnel related costs, business taxes and equipment depreciation expense. These costs are expensed as incurred.

(3)	Branding and identity services

Cost of revenues related to branding and identity services is primarily costs incurred for advertisement production, personnel related costs and business taxes. These costs are expensed as incurred.

The total amount of business taxes and surcharges included in cost of revenues were US$3,530, US$6,810, and US$8,340 for the years ended December 31, 2009, 2010 and 2011, respectively.

Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The Company’s PRC subsidiaries and VIEs and their wholly owned enterprises determine their functional currencies to be the Chinese Renminbi (“RMB”). The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position of its PRC subsidiaries, VIEs and their wholly owned enterprises, respectively.

Translation differences are recorded in accumulated other comprehensive income, a component of equity. Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate. Exchange gains and losses are included in the consolidated statements of operations.

Net income per share

Basic net income per share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted net income per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options and the conversion of convertible redeemable preferred shares.

Holders of Class A and Class B ordinary shares have the same dividend rights. Accordingly, the Company has not used the two-class method in computing net income per share.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Non-controlling interest

On January 20, 2010, the Group acquired 60% of Vizeum’s business for the purpose of providing with an enhanced service platform that enables the Group to attract new advertising clients and expand customer base.

The 40% interest held by Aegis Media is recorded as noncontrolling interest in the consolidated balance sheet and consolidated statement of operations.

Redeemable Non-controlling interest

In August 2011, the Group acquired 60% of Clickpro’s business. Clickpro is a leading Chinese performance and search engine marketing (“SEM”) firm with proprietary technology and full-service capabilities. Pursuant to the agreement with Clickpro, the Company granted a put option to Clickpro’s shareholders which allow them to sell the remaining 40% equity interest to the Group. The option is exercisable six years later at a per share price computed by a formula valuing the entire enterprise based on the Clickpro’s performance for the trailing 3 years.

On the acquisition date, the 40% noncontrolling interest was recorded outside of the permanent equity on the consolidated balance sheet at fair value of US$4,416. Subsequently, the noncontrolling interest was carried at the higher of (1) the initial carrying amount, increased or decreased for the noncontrolling interest’s share of net income or loss or (2) the accreted amount to the expected redemption value. The increase of the carrying amounts of the redeemable noncontrolling interest US$307 was recognized in the net income attributable redeemable noncontrolling interest in the consolidated statement of operations for the year ended December 31, 2011.

Share-based compensation

Share-based payments to employees are measured based on the fair values of share option on the grant dates and recognized as compensation expense over the requisite service periods on a straight -line basis with a corresponding addition to paid-in capital provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

Share awards issued to consultants are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods are received. The Group uses the Black-Scholes option pricing model to measure the value of options granted to consultants and employees at each measurement date.

For the share options granted with performance condition, share-based compensation expense is recognized based on the probable outcome of the performance condition. A performance condition is not taken into consideration in determining fair value of the options granted.

Comprehensive income

Comprehensive income is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, fair value and impairment of cost method investments, fair value and impairment of goodwill and intangible assets, business acquisition, and share-based compensation.

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash balances in RMB as of December 31, 2010 and 2011 were RMB640.2 million (an equivalent of US$97.0 and RMB775.6 million (an equivalent of US$123.2), representing 78.7% and 88.4% of the cash and cash equivalents as of December 31, 2010 and 2011 respectively.

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, accounts receivable and notes receivable. As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents were deposited in the financial institutions located in the PRC. Notes receivable represents bank drafts drawn upon the financial institutions located in the PRC. The Group uses state-owned financial institutions that management believes are of high credit quality to mitigate the risks associated with cash and cash equivalents and notes receivable. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and ongoing monitoring process on outstanding balances. Customer A accounted for more than 10% of accounts receivable as of December 31, 2011 and customer B accounted for 12% of accounts receivable as of December 31, 2010. For the years ended December 31, 2009, 2010, and 2011, there were no customers who accounted for 10% or more of the Group’s revenues.

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2011, the Financial Accounting Standards Board (“FASB”) has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement related to deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before the pronouncement issued in June 2011. The Group does not expect the adoption of those pronouncements to have a significant impact on its consolidated financial statements.

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in US GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•

Highest-and-best-use and valuation-premise concepts for nonfinancial assets—the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•

Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk—the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met. When the criteria are met, an entity can measure the fair value of the net risk position.

•

Premiums or discounts in fair value measure—the guidance provides that premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.

•

Fair value of an instrument classified in a reporting entity’s shareholders’ equity—the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•	Disclosures about fair value measurements—the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•

For fair value measurements categorized in Level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•	The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is to be applied prospectively and effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this guidance to have a significant impact on its consolidated financial statements.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION
3.	ACQUISITION

2010 Acquisition

On January 20, 2010, the Group acquired 60% of Posterscope, which in turn holds 100% of Vizeum’s business in connection with the advertising agency business for the purpose of providing an enhanced service platform that enables the Group to attract new advertising clients and expand customer base. The consideration for the acquisition was RMB3.6 million (US$528). The pro forma effects of the Vizeum acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were immaterial as Vizeum had no significant business transactions from January 1, 2010 to January 20, 2010.

The remaining 40% interest is held by Aegis Media which is recorded as noncontrolling interest in the consolidated balance sheet and consolidated statement of operations. Starting from January 1, 2016, Aegis Media will have the right to purchase the 60% equity interest owned by the Company, which may ultimately make the joint venture a wholly-owned subsidiary of Aegis Media. The consideration for the acquisition of additional interest described above will be determined based on a multiple of the average after-tax profits of the joint venture for the two-year period prior to a transfer, which approximates the fair value of the 60% equity interest.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition as follows:

US$(‘000)
Cash and cash equivalents	4,114
Current assets	11,769
Fixed assets	185
Current liabilities	(15,188)
Non-controlling interest	(352)

Total consideration	528

2011 Acquisition

On August 21, 2011, the Group acquired 60% of Shanghai ClickPro Advertising Company Limited’s and Shanghai Zhiqi Advertising Company Limited’s (“Clickpro”) business, a leading Chinese performance and SEM firms with proprietary technology and full-service capabilities, for the purpose of strengthening the Group’s performance marketing platform by integrating with existing search and performance marketing business. Pursuant to the acquisition agreement, the consideration for the acquisition includes (1) cash consideration of RMB22.4 million, which RMB10 million was paid as of December 31, 2011. (2) three contingent consideration based on the net income of the acquired business of the next three twelve-month period ending June 30th. As of the acquisition date, the total consideration payable was estimated to be RMB43.3 million (US$6,773), including cash consideration of RMB22.4 million (US$3,476) and contingent consideration of RMB20.9 million (US$3,297). During the acquisition date to the period end, the change of the fair value of contingent consideration was immaterial.

The remaining 40% interest of Clickpro is recorded as redeemable noncontrolling interest in the consolidated balance sheet and consolidated statement of operations. Pursuant to the agreement with Clickpro, 5 years following the acquisition the Group shall have a call option to acquire all of the remaining 40% equity interest from the former shareholders of ClickPro, at a per share price based on a formula valuing the entire enterprise at certain times of the after-tax profit of the average for the trailing 3 years. The call option is recorded under non-current assets at the estimated fair value of RMB6.4 million (US$994). If the call option is not exercised by Charm, the former shareholders of Clickpro shall have a put option after six years to force Charm to acquire their entire remaining 40% equity stake at the then-applicable agreed valuation based on the Clickpro’s performance for the trailing 3 years.

The pro forma effects of the Clickpro acquisition as if the acquisition period had occurred on January 1, 2010 on the Group’s consolidated financial statements were:

	2010	2011
	(unaudited)	(unaudited)
Total revenues	194,552	281,897
Net income attributable to Charm Communications Inc.	38,195	46,594
Income per share—basic	0.54	0.60
Income per share—diluted	0.52	0.57

These pro forma results are not necessarily indicative of the results that actually would have been obtained had the acquisition been in effect for the periods described or that may be obtained in the future.

The acquisition was recorded using the acquisition method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition as follows:

US$(‘000)
Cash and cash equivalents	373
Current assets	4,977
Fixed assets	16
Intangible assets	3,986
Goodwill	4,269
Call option	994
Current liabilities	(3,426)
Redeemable non-controlling interest	(4,416)

Total consideration	6,773

The identifiable intangible assets are being amortized over their respective useful lives of 3 to 7 years.

The non-controlling interest was recorded outside of the permanent equity on the consolidated balance sheet initially at the fair value of the redeemable non-controlling interest as of the date of acquisition. The change of the carrying amounts of the redeemable non-controlling interest is recognized as net income attributable to redeemable non-controlling interest in the consolidated statements of the operations. For the year ended December 31, 2011, the amount charged to the net income attributable to redeemable non-controlling interest was US$307, as presented in the following table.

Redeemable non-controlling interest
Balance at December 31, 2010	—
Addition through acquisition of ClickPro	4,416
Net income	90
Accretion to redemption value	217

Balance at December 31, 2011	4,723

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
4.	ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Net accounts receivable consists of the following for the years ended December 31, 2010 and 2011:

	2010	2011
Accounts receivable	49,746	104,578
Allowance for doubtful accounts
Beginning balance	1,223	—
Additional allowance during the year	990	937
Deductions from reserves	(2,213)	(279)

Less: ending balance	—	658

Accounts receivable, net	49,746	103,920

FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2011
FIXED ASSETS, NET
5.	FIXED ASSETS, NET

Fixed assets consist of the following:

	December 31, 2010	December 31, 2011
Computers, software and office equipment	2,130	2,466
Leasehold improvements	1,160	2,943

Sub-total	3,290	5,409
Less: accumulated depreciation	1,208	1,065

	2,082	4,344

Depreciation expense was US$304, US$537 and US$659 for the years ended December 31, 2009, 2010 and 2011 respectively.

INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS
6.	INTANGIBLE ASSETS

Intangible assets, net consist of the following:

	$00,0000	$00,0000
	As of December 31,
	2010	2011
Costs:
Intangible assets with finite lives:
Customer base	—	1,638
Technology	—	1,151
Non-compete agreements	—	1,197
Exchange differences	—	76

	—	4,062

Accumulated amortization:
Customer base	—	(380)
Technology	—	(198)
Non-compete agreements	—	(87)

	—	(665)

Net Carrying Amount:
Intangible assets with finite lives:
Customer base	—	1,258
Technology	—	953
Non-compete agreements	—	1,110
Exchange differences	—	76

	—	3,397

The weighted average remaining amortization period for customer base, technology, and non-compete agreements are approximately 5.5, 2.5 and 6.5 years, respectively.

The amortization expenses for acquired intangible assets for the years ended December 31, 2009, 2010 and 2011 were nil, nil and US$665. The Company expects to record amortization expenses of US$1,045 , US$889, US$624, US$322 and US$245 for the next five years through December 31, 2016, respectively, and remaining US$272 will be amortized after 2016.

GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL
7.	GOODWILL

No goodwill was recorded by the Group prior to fiscal year 2011.

The changes in the carrying amount of goodwill for fiscal year 2011 are as follows:

As of December 31, 2010	—
Acquisition of ClickPro	4,269
Exchange differences	66

As of December 31, 2011	4,335

LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2011
LONG-TERM INVESTMENTS
8.	LONG-TERM INVESTMENTS

Cost method investments

In 2008 the Group entered into agreements to exchange advertising time slots for an equity interest. The fair values of cost method investments were more readily determinable than the revenue exchanged, and therefore, the revenues were recognized based on the fair values of the cost method investments. For the years ended December 31, 2008, 2009, 2010, and 2011, the amounts of the revenue recognized under non-monetary transactions in exchange for investments in cost method investments were US$3,545, US$190, nil and nil, respectively

The Group uses the cost method of accounting to record its cost method investments since the Group does not have the ability to exercise significant influence over the operating and financial policies. The Group periodically reviews the investment for other-than-temporary impairment.

The Group measures its cost method investments at fair value when they are deemed to be other-than-temporarily impaired. The fair values of the Group’s cost method investments are determined based on valuation techniques using the best information available. An impairment charge is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other than temporary. During the years ended December 31, 2009, 2010 and 2011, impairment charges of US$1,940, US$1,810 and nil were recognized, respectively. The fair value of the cost method investments is nil as of December 31, 2010 and December 31, 2011.

Equity method investments

	00,000	00,000
	As of December 31,
	2010	2011
Chongqing Changhui Culture Co., Ltd.	—	929
Wasu Digital Co., Ltd	—	457
Chunqiu Charm Culture	—	59

Total	—	1,445

In April 2011, the Group formed a joint venture of Chongqing Changhui Culture Co., Ltd (“Chongqing Changhui “) with a third party, to explore and promote the travel and tourism advertising market. The Group owned 45% equity interest with a total cash contribution of US$697. As the Group was able to exercise significant influence on Chongqing Changhui, the Group recorded it under equity method investment. The Group recorded its shares of the operating profit in Chongqing Changhui at US$207 for the period from April 2011 to December 31, 2011.

In May 2011, the Group formed a joint venture of Wasu Digital Co., Ltd (“Wasu”) with a third party, to enhance its digital media. The Group owned 65% equity interest with a total cash contribution of US$434 and another US$206 will be paid in the following year. The Group does not have a control according to the shareholders’ agreement as the operating and financing decisions require an approval of at least two thirds of the Board of Directors. And accordingly the Group recorded it under equity method investment. The Group recorded its shares of the operating loss in Wasu at US$183 for the period from May 2011 to December 31, 2011.

In July 2011, the Group formed a joint venture of Chunqiu Charm Culture Co., Ltd, (“Chunqiu Charm Culture”) with a third party, to explore the film industry. The Group owned 51% equity interest with a total cash contribution of US$79. The Group does not have a control according to the shareholders’ agreement as the operating and financing decisions require an approval of at least two thirds of the Board of Directors. And accordingly the Group recorded it under equity method investment. Chunqiu Charm Culture has not had any significant operations and was in operation loss during the period from July 2011 to December 31, 2011. The Group recorded its shares of the operating loss at US$22 for the period.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2010	December 31, 2011
Taxes payable	3,963	7,876
Deposits from customers and refundable expenses	7,180	7,399
Accrued professional costs	1,232	1,776
Accrued staff expenses	2,615	3,791
Accrued selling expenses	3,013	846
Others	513	1,188

	18,516	22,876

The accrued selling related expenses primarily represent accrued expenses related to sales commission.

DIVIDENDS PAYABLE	12 Months Ended
Dec. 31, 2011
DIVIDENDS PAYABLE
10.	DIVIDENDS PAYABLE

In 2009, 2010 and 2011, US$6,308, US$14,455 and US$5,829 were paid to the controlling shareholder of the Company, respectively, and as of December 31, 2011 the dividends payable balance is nil.

Balance at December 31, 2008	26,394
Dividend payments in 2009	6,308

Balance at December 31, 2009	20,086
Dividend payments in 2010	14,455
Effect of exchange rate fluctuation	198

Balance at December 31, 2010	5,829
Dividend payments in 2011	5,829

Balance at December 31, 2011	—

As the Company started to use WFOEs for substantive business operation in 2010, to simplify the Group’s structure, NJTC terminated the contractual arrangements with certain VIEs which were inactive and primarily held cash balances. The cash balance was distributed as a dividend payment to the controlling shareholder of the Company.

COST OF REVENUES	12 Months Ended
Dec. 31, 2011
COST OF REVENUES
11.	COST OF REVENUES

In April 2009, a television station with which the Group had an exclusive advertising agreement, agreed to reduce the cost of 2008 advertising time by US$3,661. The Group had purchased these advertising time slots and were subsequently withdrawn by the television station due to an earthquake in May 2008. The amount was recorded as a reduction of cost of revenues in 2009.

In December 2009, another television station with which the Group had an exclusive advertising agreement agreed to reduce the cost of 2009 advertising time by US$1,009 due to the deteriorating viewership rating in 2009. The amount was recorded as a reduction of cost of revenues in 2009.

INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2011
INCOME TAX EXPENSE
12.	INCOME TAX EXPENSE

The current and deferred components of income tax expense (benefit) were as follows:

	2009	2010	2011
Current
PRC	752	1,998	2,283
Deferred
PRC	—	—	(125)

Total income tax expense	752	1,998	2,158

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Group is not subject to income tax.

Hong Kong

The entities in Hong Kong are subject to 16.5% income tax rate. No Hong Kong income tax has been provided as the Group does not have assessable profits that are earned in or derived from Hong Kong for the years ended December 31, 2009, 2010 and 2011.

PRC

The Group’s subsidiaries and VIEs in the PRC are all subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws and regulations.

Under the PRC Enterprise Income Tax Law (“the EIT Law”) the standard income tax rate for domestic-invested and foreign-invested enterprises in the PRC is 25%.

The Group has three WFOEs and a VIE which are entitled to certain preferential tax rate.

NJTC, registered in Nanning, a city of the PRC, was entitled to a preferential EIT rate of 15% till the year of 2010 and was further granted a two-year EIT exemption from its first profitable year, which is 2007 and 2008, followed by a 50% reduction of its applicable EIT rate for the succeeding three years. In addition, according to preferential tax policy of Nanning Beibuwan District Economic Zone, NJTC’s income tax rate was deducted by 3% in 2009 and 2010. Therefore, it is subject to 4.5% of EIT rate for 2009 and 2010, 12.5% for 2011, and 25% for 2012 and thereafter.

Qinghai, registered in Qinghai, a province of the PRC, was entitled to a two year EIT exemption from its first profitable year, which is 2009 and 2010, followed by a 50% reduction of its applicable EIT rate for the succeeding three years. Therefore, Qinghai is subject to 12.5% for 2011, 2012 and 2013, and 25% for 2014 and thereafter.

Charm Media, registered in Qinghai, was entitled to a two year EIT exemption from its first profitable year, which is 2011 and 2012, followed by a 50% reduction of its applicable EIT rate for the succeeding three years.

Shang Xing, registered in Yunnan, a province of the PRC, was entitled to a two year EIT exemption from its first profitable year, which is 2011 and 2012, followed by a 50% reduction of its applicable EIT rate for the succeeding three years.

The Group had minimal operations in jurisdictions other than the PRC.

The principal components of the Group’s deferred income tax assets are as follows:

	December 31, 2010	December 31, 2011
Deferred tax assets:
Current
Accrued payroll	—	87
Accrued expense	—	38
Allowance for doubtful accounts	—	115
Non-current
Operating loss	—	341

Total deferred tax assets	—	581
Valuation allowance	—	(456)

Net deferred tax assets	—	125

The Group operates through subsidiaries and the VIE entities and the valuation allowance is considered on each entity’s basis. A valuation allowance of nil and US$456 was established as of December 31, 2010 and 2011, respectively. The Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future.

A reconciliation of the income tax expense to the amount computed by applying the current tax rate to the income before income tax expense in the statements of operations is as follows:

	2009	2010	2011
Expected income tax expense at PRC EIT statutory rate of 25%	4,005	10,123	12,546
Non-deductible expenses	232	1,309	2,188
Effect of income tax rate differences in jurisdictions other than the PRC	576	924	1,184
Changes in valuation allowance	791	(791)	456
Effect of tax holiday inside PRC	(4,852)	(9,567)	(14,216)

Total income tax expense	752	1,998	2,158

Without the tax holidays enjoyed by certain consolidated entities, the Group’s income tax expense would have increased and the Group’s net income would have been reduced by US$4,852, US$9,567 and US$14,216 for the years ended December 31, 2009, 2010 and 2011, respectively. The impact of the tax holidays on basic net income per share was an increase of US$0.10, US$0.14 and US$0.18 for the years ended December 31, 2009, 2010 and 2011, respectively. The impact of the tax holidays on diluted net income per share was an increase of US$0.09, US$0.13 and US$0.17 for the years ended December 31, 2009, 2010 and 2011, respectively.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries, However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to tax. The Group does not have a material deferred tax liability as of December 31, 2010 and 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2011.

Since January 1, 2008, the relevant tax authorities of the Group’ subsidiaries have not conducted a tax examination on Charm Media, Shang Xing, and Charm Culture. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2011 of the Group’s PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2011, at the tax authority’s discretion.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
13.	FAIR VALUE MEASUREMENTS

Measured on recurring basis

The Group’s financial instrument measured at fair value on a recurring basis consists of primarily is related to the contingent consideration in connection with the acquisition of Clickpro, as presented in the following table.

	Liabilities at carrying values	Total fair value	Active market for identical liabilities (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of December 31, 2011
Liabilities—Contingent acquisition consideration payable	$3,297	$3,297	$—	$—	$3,297

The following table summarized the movement of the balances of the Group’s financial instrument measured at fair value with level 3 inputs on a recurring basis:

Balance at December 31, 2010	—
Contingent consideration payable recorded in connection with acquisition of Clickpro (Note 3)	3,297

Balance at December 31, 2011	3,297

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the “cost,” “income approach-excess earnings” and “with & without” valuation methods. These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the long-term investments at fair value on a nonrecurring basis when it wrote down the carrying amounts of the investments to their fair value as a result of the impairment assessments. The determination of fair value of the investment involves judgment as to the severity and duration of the decline below fair value. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management estimation on the future performance of the investees and the recoverability of the investment.

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
14.	NET INCOME PER SHARE

Basic net income per share and diluted net income per share have been calculated as follows:

	2009	2010	2011
Numerator:
Net income attributable to Charm Communications Inc.	15,267	37,967	46,147
Accretion of Series A convertible redeemable preferred shares	(7,800)	(1,215)	—
Undistributed earnings allocated to preferred shareholders	(4,000)	(658)	—

Net income attributable to ordinary shareholders for computing basic and diluted net income per ordinary share	3,467	36,094	46,147

Denominator:
Weighted average ordinary shares outstanding used in computing basic net income per share	50,000,000	70,483,686	78,266,839
Employee stock options (treasury effect)	2,011,348	2,992,215	3,846,926

Number of ordinary shares outstanding used in computing diluted net income per share	52,011,348	73,475,901	82,113,765

Net income per share—basic	0.07	0.51	0.59
Net income per share—diluted	0.07	0.49	0.56

For the years ended December 31, 2009 and 2010, the Series A convertible redeemable preferred shares (“Series A preferred shares”) were anti-dilutive using “if converted” method in the dilutive earnings per share computation.

A total of 13,578,000, 3,733,377, and nil potentially dilutive securities including employee stock options granted in January and November of 2009 and April of 2010 and nonvested shares granted on November 2010 has been excluded from the dilutive share calculation for the years ended December 31, 2009, 2010 and 2011, respectively, as their effect was anti-dilutive.

The preferred shareholders were entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders. Therefore, dividends on the Series A Preferred Shares were deducted from net income for the computation of net income attributable to ordinary shareholders. Any remaining earnings for the period were allocated to the ordinary shareholders.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
15.	ORDINARY SHARES

The Company’s Memorandum and Articles of Association, as amended in April 9, 2010, authorizes the Company to issue 205,000,000 ordinary shares with a nominal or par value of $0.0001 each and comprising (a) 122,500,000 Class A ordinary shares and (b) 82,500,000 Class B ordinary shares. Upon the completion of the IPO, all of the Company’s ordinary shares held prior to the completion of the IPO and ordinary shares issued upon the exercise of options granted under the 2008 share incentive plan were designated into Class B ordinary shares, which are entitled to five votes per share, and ordinary shares issued upon or after the completion of the IPO are designated into Class A ordinary shares which are entitled to one vote per share. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Holders of Class A and Class B ordinary shares have the same rights except for voting and conversion rights.

On January 20, 2010, the Company issued 12, 390,000 redeemable ordinary shares to Aegis Media for US$49,277, net of issuance costs of US$350. Aegis Media had an option until July 1, 2010 to require the Company to repurchase all or a portion of the ordinary shares held by Aegis Media if the Company was in breach of its obligations under its joint venture agreement. On April 16, 2010, the Company received a written acknowledgement from Aegis Media that the Company has fully satisfied its obligations. The option of Aegis Media to redeem these ordinary shares lapsed upon the acknowledgement. On January 20, 2010, the Company also purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s founder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with annual interest rate of 4.75%. During fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

In May 2010, the Company completed an initial public offering. In the offering, 7,812,500 American depositary shares (“ADSs”), representing 15,625,000 Class A ordinary shares were sold to the public at a price of $9.50 per ADS. The net proceeds to the Company from the initial public offering, after deducting commissions and offering expenses, were $65,247. And upon the completion of the initial public offering, 5,000,000 Series A preferred shares were automatically converted into ordinary shares.

On September 14, 2011, the Board of Directors authorized the repurchase of up to $10 million of the ordinary shares. During fiscal year 2011 the Company repurchased 432,650 Class A ordinary shares from the market at an average price of $8.8 per share for a total of $1,906. Such repurchase were accounted for as a reduction in additional paid-in capital.

On November 30, 2011, the Board of Directors increased the authorized number of Class A ordinary shares of the Company by 2,000,000, par value US$0.0001 per share, in the form of options, restricted shares or restricted share units.

As of December 31, 2010, there were 122,500,000 Class A ordinary shares and 82,500,000 Class B ordinary shares authorized. As of December 31, 2011, there were 124,500,000 Class A ordinary shares and 82,500,000 Class B ordinary shares authorized.

As of December 31, 2010, there were 15,760,102 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding. As of December 31, 2011, there were 15,466,176 Class A ordinary shares and 62,500,000 Class B ordinary shares outstanding.

REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES
16.	REDEMPTION AND CONVERSION OF SERIES A CONVERTIBLE REDEEMABLE PREFERRED SHARES

On July 16 and August 19, 2008, the Company issued an aggregate of 12,500,000 Series A preferred share at US$4 per share for total gross proceeds of US$50,000.

As of December 31, 2009, the Company had 12,500,000 Series A Preferred Shares outstanding. On January 20, 2010, 7,500,000 Series A preferred shares were redeemed, and upon completion of the initial public offering in May 2010, the remaining 5,000,000 Series A preferred shares were automatically converted into Class B ordinary shares.

Below is a summary of the activities of the Series A Preferred shares during the period when they were outstanding:

US$
Issuance of preferred shares	50,000
Issuance cost	(1,343)
Accretion	12,134
Redemption of preferred shares	(41,363)
Preferred shares automatic converted to ordinary shares as of May 5, 2010	(19,428)
Convertible redeemable preferred shares as of December 31, 2010	—

The significant terms of Series A Preferred Shares were as follows:

Redemption

At any time (i) on or after December 31, 2009 and in the event that a qualified public offering has not occurred prior to such date, or (ii) upon determination by any PRC Government Authority, including the Ministry of Commerce and the State Administration of Foreign Exchange in writing that any transactions conducted by the Group, the founder and other relevant parties involved to form the corporate structure of the Group (all such transactions, the “Restructuring”), including the various transactions contemplated by the control documents, violate any provisions of Regulation for Merger with Acquisition of Domestic Enterprise by Foreign Investors or any other applicable PRC Law, or requires the approval from Ministry of Commerce or other government authorities, or (iii) upon any PRC Government Authority taking any enforcement action in relation to the Restructuring that has the effect of penalizing any companies within the Group or any investor or unwinding the Restructuring or the corporate structure, each of the investors has the right to request the Company to redeem and/or the shareholder to purchase, all of the Series A Preferred Shares or ordinary shares converted from Series A Preferred Shares held by the investor for an aggregate consideration equal to the original purchase price paid by the investor for the Series A Preferred Shares to be redeemed or purchased plus an investment return at a rate of 15% per annum on the original purchase price, plus any and all accrued but unpaid dividends on the Series A Preferred Shares held by the investor to be redeemed or purchased.

The Company accrued the 15% premium over the period as an accretion charge to increase the Series A Preferred Shares’ carrying value with debits to the retained earnings of US$3,119, US$7,800 and US$1,215 for the years ended December 31, 2008, 2009 and 2010, respectively.

Dividends

The preferred shareholders would be entitled to receive non-cumulative dividends on the Series A Preferred Shares in preference to any dividend on the ordinary shares at the rate of 8% per annum when and if declared by the Board, from funds legally available prior to any distribution with respect to the ordinary shares. No dividend can be paid on ordinary shares at a rate greater than the rate at which dividends are paid on Series A Preferred Shares without approvals from two thirds of preferred shareholders.

Conversion

Each holder of Series A Preferred Shares had the right, at each holder’s sole discretion, to convert at any time and from time to time all or any portion of the Series A Preferred Shares held by it into ordinary shares. The initial conversion ratio was on a one for one basis, subject to certain general anti-dilution adjustments. The Series A Preferred Shares were automatically converted into ordinary shares upon the closing of a qualified initial public offering, based on the applicable then-effective conversion price.

Voting rights

The preferred shareholders were entitled to receive notice of and to attend and vote at all general meetings of the Company as if all Series A Preferred Shares had been converted into ordinary shares on a one for one basis with one vote per ordinary share, and the preferred shareholders vote together with the ordinary shareholders and not as a separate class of shares.

Liquidation preference

Upon any liquidation, dissolution or winding up of the Company, before any distribution or payment was made with respect to any ordinary shares, an amount is paid on a pari passu basis with respect to each Series A Preferred Share equal to 100% of the original subscription price plus an 8% annual compounded return in the case of each Series A Preferred Shares plus all unpaid dividends on each share. In the event that there were insufficient assets of the Company available for payment in full, then any available assets would be paid and distributed as far as possible to preferred shareholders pro rata (on an as-converted basis) to the liquidation preference which each preferred shareholder would otherwise be entitled to receive. After full preference amount had been paid on all the shares of the Series A Preferred Shares, any remaining funds or assets of the Group legally available for distribution to shareholders were distributed pro rata among the holders of the Series A Preferred Shares (on an as-converted basis) together with the holders of the ordinary shares.

STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK BASED COMPENSATION
17.	STOCK BASED COMPENSATION

On April 1, 2008, the Group adopted the 2008 share incentive plan (“2008 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. The Group has reserved 7,500,000 ordinary shares for issuance under the 2008 Plan.

On December 30, 2011, the Group adopted the 2011 share incentive plan (“2011 Plan”) which allows the Group to offer a variety of incentive awards to directors, employees and consultants. As of December 31, 2011, no options or shares were granted under the 2011 Plan.

Stock Option

In January and November 2009, the Company granted an aggregate of 1,828,000 share options to directors, employees and consultants with an exercise prices ranging from US$3.15 to US$3.40. On April 9, 2010, the Company granted 730,000 share options to directors, employees and consultants with an exercise price of US$3.40. No options were granted during 2011.

The vesting periods of the options under the option plan are determined based on individual stock option agreements. Generally options have a graded vesting term and will vest 25% after the first year of service and rateably each month over the remaining 36-month period.

During the fiscal years ended 2009 and 2010, the Company granted 825,500 and 215,000 shares that vest over four years and are exercisable based on certain performance conditions. These shares are intended to provide an incentive for achieving specific performance objectives over a defined period. The number of options that shall vest and become exercisable range from zero to 100% depending on performance against objective, pre-established financial metrics at the end of the performance period. The Company believes it is probable that such goals will be achieved for shares which vest upon meeting certain financial performance conditions and these goals are evaluated quarterly. If such goals are not met or it is probable the goals will not be met, no compensation cost is recognized and any recognized compensation cost is reversed.

Management has used Black-Scholes option pricing model to estimate the fair value of options granted with the following assumptions:

	2009	2010
Risk-free interest rate	2.24% ~ 3.6%	2.08%~2.56%
Expected dividend yield	0%	0%
Expected volatility	0.540-0.607	0.546~0.580
Expected term (in years)	2.75-3.74 years	3.02~3.58
Fair value of ordinary share	US$2.02~US$4.00	US$5.00
Fair value of share option	US$0.66~US$1.91	US$2.62~2.70

The volatility assumption was estimated based on the volatilities of comparable public companies. Assumptions about the expected term were based on the vesting and contractual terms, employee demographics and the expected term of the similar companies. The risk-free rate for periods within the expected term of the option is based on the yield to maturity of the PRC government international bonds as of the grant date with maturity closest to the expected term of the options.

The following table summarizes the Company’s share option activity as of and for the years ended December 31, 2009, 2010 and 2011:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	(Years)	US$
Outstanding, December 31, 2008	6,391,162	1.12	4.29	7,279

Granted
—January 15, 2009	750,000	3.15
—November 1, 2009	1,078,000	3.40
Exercised	—	—
Forfeited	1,373,829	1.44

Outstanding, December 31, 2009	6,845,333	1.64	3.59	16,166

Granted
—April 9, 2010	730,000	3.40
Exercised	135,102	2.76
Forfeited	846,839	2.99

Outstanding, December 31, 2010	6,593,392	1.63	2.70	21,748

Exercised	138,724	1.41
Forfeited	346,685	3.14

Outstanding, December 31, 2011	6,107,983	1.56	1.64	17,006

Vested and expected to vest at
December 31, 2011	6,034,733	1.53	1.63	16,930

Exercisable at December 31, 2011	5,303,820	1.44	1.56	15,372

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The following table summarizes information about stock options outstanding for the year ended December 31, 2011:

	Options Outstanding			Options Exercisable
Exercise prices	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual life (years)
1.00	4,668,828	1.00	1.27	4,314,633	1.00	1.27
3.15	207,500	3.15	1.64	124,000	3.15	1.55
3.40	1,231,655	3.40	3.02	865,187	3.40	3.03

	6,107,983	1.56	1.64	5,303,820	1.44	1.56

As of December 31, 2011, there was US$1,933 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plans. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.64 years.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the quoted price of our common stock for in-the-money options. For the year ended December 31, 2011 and 2010, the aggregate intrinsic value of options exercised under the Company’s stock option plans were $407 and $293, respectively, determined as of the date of option exercise.

Nonvested Shares

In November 2010 and July 2011, the Company granted 460,000 and 372,000 nonvested shares to employees and consultants, respectively. The vesting periods of the nonvested shares under the plan were determined based on individual share agreements. Generally shares will vest over two or four years. Included in the 460,000 share granted, 60,000 shares are based on certain performance conditions, which are consistent with the terms for stock options. As of December 31, 2011, there was US$3,200 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the plan. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.3 years.

The following table summarizes the nonvested shares activity for the year ended December 31, 2009, 2010 and 2011:

	Number of Shares	Weighted average grant date fair value
Nonvested stock at December 31, 2009	—	—
Granted
—November 16, 2010	460	4.56
Vested	—	—
Forfeited	—

Nonvested stock at December 31, 2010	460	4.56
Granted
—July 25, 2011	372	5.19
Vested	(12)	4.56
Forfeited	(3)	4.56

Nonvested stock at December 31, 2011	817	4.85

For the year ended December 31, 2011, 268,000 options were available for future grant under all plans. For the year ended December 31, 2011, all outstanding stock options have been issued under plans approved by our shareholders.

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for the year ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
Cost of revenue	17	7	4
Selling and marketing expense	1,481	1,468	1,979
General and administrative expense	786	1,024	1,086

Total	2,284	2,499	3,069

PRC CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
PRC CONTRIBUTION PLAN
18.	PRC CONTRIBUTION PLAN

The Group’s full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits for the years ended December 31, 2009, 2010 and 2011 were US$852, US$1,607 and US$2,575, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
19.	COMMITMENTS

(a)	Lease commitments

The Group has entered into certain leasing arrangements relating to the lease of office premises. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were US$1,418, US$1,929 and US$3,094, respectively. The Group recognizes rent expenses under such arrangements on a straight-line basis over the term of the lease.

As of December 31, 2011, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2012	3,297
2013	2,732
2014	2,497
2015	2,296
Thereafter	1,148

11,970

(b)	Purchase commitments

The Group entered into agreements with certain television stations to purchase advertising time. As of December 31, 2011, under these agreements, the Group is contractually obligated to make total minimum payments of US$114,632 for the years ending December 31, 2012 and 2013.

SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
20.	SEGMENT AND GEOGRAPHIC INFORMATION

Segment information

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance. The Group has three operating segments and determined that these three operating segments for the years ended December 31,2009, 2010 and 2011 are media investment management, advertising agency, and branding and identity services.

The Group’s chief operating decision maker does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segments.

The following table presents selected financial information relating to the Group’s segments:

Year ended December 31, 2011:

	Media		Branding and
	Investment	Advertising	Identity
	Management	Agency	Services	Consolidated
Revenues	238,837	34,285	7,016	280,138
Cost of revenues	187,878	3,737	4,015	195,630

Gross profit	50,959	30,548	3,001	84,508
Unallocated operating expenses				36,823
Unallocated non-operating expenses, net				(2,499)

Income before income tax expense				50,184

Year ended December 31, 2010:

	Media		Branding and
	Investment	Advertising	Identity
	Management	Agency	Services	Consolidated
Revenues	162,623	24,776	5,002	192,401
Cost of revenues	118,224	2,867	2,715	123,806

Gross profit	44,399	21,909	2,287	68,595
Unallocated operating expenses				27,062
Unallocated non-operating expenses, net				1,043

Income before income tax expense				40,490

Year ended December 31, 2009:

	Media Investment Management	Advertising Agency	Branding and Identity Services	Consolidated
Revenues	87,275	15,301	3,466	106,042
Cost of revenues	68,538	2,057	1,568	72,163

Gross profit	18,737	13,244	1,898	33,879
Unallocated operating expenses				16,539
Unallocated non-operating expenses, net				1,321

Income before income tax expense				16,019

Geographical information

The Group operates in the PRC and all of the Group’s long-lived assets are located in the PRC.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

Repurchase of ordinary shares from the controlling shareholder and subsequent payment of shareholder loan

On January 20, 2010, the Company purchased 4,890,000 ordinary shares from Mr. He Dang, the Company’s controlling shareholder, for a consideration of approximately US$19,560. The Company financed the purchase of these shares through a promissory note to Mr. He Dang, with annual interest rate of 4.75%. During fiscal year 2010, the Company fully repaid the promissory note in which interest expense of US$488 was incurred.

Payment of dividends to the controlling shareholder

As the Group started to use WFOEs for substantive business operations in 2011, to simplify the Group’s structure, NJTC terminated the contractual arrangements with certain VIEs, which were inactive and held mainly cash balances. The remaining cash, RMB98.6 million (US$14,455) and RMB 38.5 million (US$5,939), respectively, was distributed as a dividend payment to the controlling shareholder of the Company.

Advertising service

During the year 2010 and 2011, the Group received and provided certain advertising service to the Group’s subsidiary’s non-controlling shareholder’s group companies and equity investment entities, and paid and received cash accordingly. The financial statement impacts of these transactions have been included in these consolidated financial statements as the Group’s revenues and cost. Revenue from the related parties and services purchased from the related party, for the year ended December 31, 2010 and 2011 are as follows:

Revenue from related parties	2010	2011
Chongqing Changhui	—	1,107
Aegis Media	5,909	5,841

Total	5,909	6,948

Services purchased from related parties	2010	2011
Aegis Media	5,819	14,880
Wasu Digital Co., Ltd.	—	446

Total	5,819	15,326

Rental expenses

The Group leased office space and cars from the Company’s controlling shareholder and his family member. The rental amount was determined based on market prices. Rental expenses for the years ended December 31, 2009, 2010 and 2011 were US$721, US$743 and US$853, respectively.

Technology Support

The Group paid technology support related expense on behalf of its equity investment entities, which will be collected by the Group in the future. The amount for the years ended December 31, 2010 and 2011 are as follows:

Other receivable	2010	2011
Chunqiu Charm Culture	—	22
Chongqing Changhui	—	55
Wasu Digital Co., Ltd	—	132

Total	—	209

Other Transactions

During the year 2011, the Group received a deposit of US$159 from Chongqing Changhui, an equity method investment for advertisement placement.

The Group also received injection of capital of US$162, for an entity to be established, from Mr. Zhu Hong Gang, who is the non-controlling shareholder of ClickPro. On the other hand, Mr. Zhu Hong Gang, one of the selling shareholders of Clickpro, received advertising fee of US$346 on behalf of the Group.

The staff and research cost, and the royalty fee for Aegis Media incurred by Vizeum during the year 2011, were US$723 and US$76, respectively.

The related party balances as of December 31, 2010 and 2011 were US$2,485 and US$3,494 in amount due from related parties and US$4,701 and US$4,460 in amount due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

Amount due from related parties	2010	2011
Chunqiu Charm Culture	—	22
Mr. Zhu Hong Gang	—	346
Aegis Media	2,485	1,723
Chongqing Changhui	—	1,403

Total	2,485	3,494

Amount due to related parties	2010	2011
Wasu Digital Co., Ltd	—	206
Mr. Zhu Hong Gang	—	162
Aegis Media	4,701	4,092

Total	4,701	4,460

STATUTORY RESERVE	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVE
22.	STATUTORY RESERVE

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s subsidiary being foreign-invested enterprises established in China, is required to provide for certain statutory reserves, namely general reserve fund, enterprise expansion fund and staff welfare and bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. The Company’s subsidiaries and VIEs are required to allocate at least 10% of their after-tax profits to the general reserve fund until such fund has reached 50% of their respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the PRC Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely statutory surplus fund, statutory public welfare fund and discretionary surplus fund. The Company’s VIEs are required to allocate at least 10% of their after-tax profits to the statutory surplus fund until such fund has reached 50% of their respective registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of their after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised PRC Company Laws, appropriation to the statutory public welfare fund is no longer mandatory. Appropriation to discretionary surplus is made at the discretion of the Company’s VIE and its subsidiaries.

General reserve fund and statutory surplus fund are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare fund are restricted to the capital expenditures for the collective welfare of employees. These reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

There were no appropriations to reserves by the Company other than the Company’s VIEs in the PRC during any of the years presented.

	December 31,	December 31,
	2010	2011
PRC statutory reserves	3,047	8,025
Unreserved retained earnings	56,736	97,905

	59,783	105,930

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2011
RESTRICTED NET ASSETS
23.	RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiary and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiary, VIEs and their wholly owned subsidiaries, totaling approximately US$72,587 and US$77,565 as of December 31, 2010 and 2011, respectively. Therefore, the Financial Statement Schedule I—Condensed financial information of the Company is included with the consolidated financial statements.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

In February 2012, the board of directors of the Company approved to distribute a special dividend of US$0.16 per share, which is equivalent to US$0.32 per American depositary share, in an aggregate amount of US$12.5 million to the holders of American Depository Share. The special dividend was paid in April 2012.

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1	12 Months Ended
Dec. 31, 2011
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE 1

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

STATEMENTS OF OPERATIONS

	Years ended December 31
	2009	2010	2011
Total operating expenses	(2,307)	(3,440)	(5,110)

Operating loss	(2,307)	(3,440)	(5,110)
Equity in profit of subsidiaries and variable interest entities	17,573	42,171	52,742
Interest income	1	249	394
Interest expense	—	(488)	—

Net income	15,267	38,492	48,026

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

BALANCE SHEETS

	December 31,	December 31,
	2010	2011
Assets
Current assets:
Cash and cash equivalents	25,492	15,113
Due from subsidiaries	69,608	74,818
Investment in subsidiaries and variable interest entities	85,168	145,032
Other current assets	268	2,270

	180,536	237,233

TOTAL ASSETS	180,536	237,233

LIABILITIES AND EQUITY
Current Liabilities:
Accrued expenses and other current liabilities	1,138	1,274

Total liabilities	1,138	1,274

Equity

Charm Communications Inc.’s Equity
Ordinary shares (US$0.0001 par value per share; 187,500,000 and 205,000,000 shares authorized; 50,000,000 and 78,260,102 shares issued and outstanding as of December 31, 2010 and December 31, 2011)	8	8
Additional paid-in capital	115,288	116,637
Retained earnings	59,783	105,930
Accumulated other comprehensive income	4,319	13,384

Total Equity	179,398	235,959

TOTAL LIABILITIES AND EQUITY	180,536	237,233

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF THE COMPANY

CASH FLOW STATEMENTS

	Years ended December 31
	2009	2010	2011
Cash flows from operating activities
Net income	15,267	38,492	48,026
Adjustments to reconcile net income to net cash used in operating activities:
Equity income from subsidiaries and variable interest entities	(17,573)	(42,171)	(52,742)
Share-based compensation cost	2,284	2,499	3,069
Changes in operating assets and liabilities:
Due from subsidiaries	287	(28,964)	(7,231)
Other current assets	(46)	(268)	83
Accrued expenses and other current liabilities	(322)	1,184	136

Net cash used in operating activities	(103)	(29,228)	(8,659)

Cash flows from financing activities
Proceeds from option exercise		374	186
Repurchase of ordinary shares			(1,906)
Payments of Series A preferred share redemption		(41,363)	—
Proceeds from issuance of ordinary shares to Aegis, net of issuance cost of US$350		49,278	—
Payments of shareholder loan		(19,560)	—
Proceeds from Initial Public Offering		69,023	—
Payment of IPO expenses		(3,244)	—

Net cash provided by (used in) financing activities	—	54,508	(1,720)

Net decrease (increase) in cash and cash equivalents	(103)	25,280	(10,379)
Cash and cash equivalents at the beginning of the year	315	212	25,492

Cash and cash equivalents at the end of the year	212	25,492	15,113

Basis of Presentation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and variable interest entities.

The Company records its investment in its subsidiaries and variable interest entities under the equity method of accounting. Such investment is presented on the balance sheet as “Investment in subsidiaries and variable interest entities” and share of their profit as “Equity in profit of subsidiaries and variable interest entities” on the statement of operations.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.